Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 448,750	$ 430,604	$ 143,537
Vessel operating expenses	(121,290)	(96,860)	(55,946)
Administrative expenses	(52,171)	(51,542)	(38,031)
Project development expenses	(4,990)	(21,690)	(12,303)
Depreciation and amortization	(113,033)	(93,689)	(76,522)
Impairment	(42,098)	0	0
Total operating expenses	(372,423)	(369,607)	(244,094)
Other operating income
Realized and unrealized (losses)/gains on oil derivative instrument	(26,001)	16,767	15,100
Other operating income	10,333	36,722	0
Operating income/(loss)	60,659	114,486	(85,457)
Other non-operating expense
Other non-operating expense	0	0	(81)
Total other non-operating expense	0	0	(81)
Financial income/(expense)
Interest income	10,479	10,133	5,890
Interest expense	(103,124)	(101,908)	(59,305)
(Losses)/gains on derivative instruments	(38,044)	(30,541)	20,696
Other financial items, net	(5,522)	(1,481)	(69)
Net financial expense	(136,211)	(123,797)	(32,788)
Loss before taxes and equity in net losses of affiliates	(75,552)	(9,311)	(118,326)
Income taxes	(1,024)	(1,267)	(1,505)
Equity in net losses of affiliates	(45,799)	(157,636)	(25,448)
Net loss	(122,375)	(168,214)	(145,279)
Net income attributable to non-controlling interests	(89,581)	(63,214)	(34,424)
Net loss attributable to stockholders of Golar LNG Limited	$ (211,956)	$ (231,428)	$ (179,703)
Loss per share attributable to Golar LNG Ltd stockholders Per common share amounts:
Loss per share - basic and diluted (in dollars per share)	$ (2.11)	$ (2.30)	$ (1.79)
Cash dividends paid (in dollars per share)	$ 0.45	$ 0.28	$ 0.20
Non-collaborative Arrangement Transactions
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Voyage, charter-hire and commission expenses	$ (19,908)	$ (22,625)	$ (22,511)
Collaborative Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Voyage, charter-hire and commission expenses	(18,933)	(83,201)	(38,781)
Time and Voyage Charter | Non-collaborative Arrangement Transactions
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	185,407	204,839	88,634
Time Charter | Collaborative Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	23,359	73,931	28,327
Liquefaction Services
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	218,096	127,625	0
Vessel and Other Management Fees
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 21,888	$ 24,209	$ 26,576